Derivative instruments (Cross-currency Interest Rate Swap) (Details) - Cross-Currency Interest Rate Swaps - Cash Flow Hedging R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Apr. 30, 2017 BRL (R$)	Apr. 30, 2017 USD ($)
JP Morgan Chase Bank, N.A.
Derivative [Line Items]
Payments for derivative instrument	$ 2,689
Amount deferred in accumulated other comprehensive (loss) income	$ 677
Cross-Currency Interest Rate Swap Originated November 2013 | JP Morgan Chase Bank, N.A. | Payable
Derivative [Line Items]
Notional Amount | R$		R$ 108,000
Cross-Currency Interest Rate Swap Originated November 2013 | JP Morgan Chase Bank, N.A. | Receivable
Derivative [Line Items]
Notional Amount			$ 35,400
Interest rate (as a percent)		4.38%	4.38%
Cross-Currency Interest Rate Swap Originated November 2013 | Brazil Real | JP Morgan Chase Bank, N.A. | Payable
Derivative [Line Items]
Interest rate (as a percent)		13.00%	13.00%
Cross-Currency Interest Rate Swap Originated June 2017 | JP Morgan Chase Bank, N.A. | Payable
Derivative [Line Items]
Notional Amount | R$		R$ 98,670
Cross-Currency Interest Rate Swap Originated June 2017 | JP Morgan Chase Bank, N.A. | Receivable
Derivative [Line Items]
Notional Amount			$ 30,000
Interest rate (as a percent)		6.02%	6.02%
Cross-Currency Interest Rate Swap Originated June 2017 | Brazil Real | JP Morgan Chase Bank, N.A. | Payable
Derivative [Line Items]
Interest rate (as a percent)		13.00%	13.00%
Cross-Currency Interest Rate Swap Originated July 2017 | Citibank N.A. | Payable
Derivative [Line Items]
Notional Amount | R$		R$ 94,200
Cross-Currency Interest Rate Swap Originated July 2017 | Citibank N.A. | Receivable
Derivative [Line Items]
Notional Amount			$ 30,000
Interest rate (as a percent)		6.29%	6.29%
Cross-Currency Interest Rate Swap Originated July 2017 | Brazil Real | Citibank N.A. | Payable
Derivative [Line Items]
Interest rate (as a percent)		13.00%	13.00%
Subsidiaries | Banco Santander (Brasil) S.A., Cayman Islands Branch | Payable
Derivative [Line Items]
Notional Amount | R$				R$ 155,500
Subsidiaries | Banco Santander (Brasil) S.A., Cayman Islands Branch | Receivable
Derivative [Line Items]
Notional Amount					$ 50,000
Interest rate (as a percent)				6.91%	6.91%
Subsidiaries | Brazil Real | Banco Santander (Brasil) S.A., Cayman Islands Branch | Payable
Derivative [Line Items]
Interest rate (as a percent)				13.77%	13.77%
Subsidiaries | Cross-Currency Interest Rate Swap Originated November 2013 | BAML [Member] | Payable
Derivative [Line Items]
Notional Amount | R$				R$ 156,250
Subsidiaries | Cross-Currency Interest Rate Swap Originated November 2013 | BAML [Member] | Receivable
Derivative [Line Items]
Notional Amount					$ 50,000
Interest rate (as a percent)				6.91%	6.91%
Subsidiaries | Cross-Currency Interest Rate Swap Originated November 2013 | Brazil Real | BAML [Member] | Payable
Derivative [Line Items]
Interest rate (as a percent)				13.64%	13.64%